Convertible notes, net - Interest (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Convertible notes, net
Amortization of debt issuance costs	¥ 690	¥ 3,947
Convertible notes
Convertible notes, net
Amortization of debt issuance costs	690	3,947
Total interest expense	3,257	117,940
Convertible notes | KKR Notes
Convertible notes, net
Notes interest incurred	1,454	65,130
Convertible notes | GM Notes
Convertible notes, net
Notes interest incurred	¥ 1,113	¥ 48,863